Accrued maintenance liability (Tables)	6 Months Ended
Jun. 30, 2023
Accrued Maintenance Liability [Abstract]
Schedule of movements in accrued maintenance liability
Movements in accrued maintenance liability during the six months ended June 30, 2023 and 2022 were as follows:

	Six Months Ended June 30,
	2023	2022
Accrued maintenance liability at beginning of period	$2,503,202	$2,900,651
Maintenance payments received	378,292	353,522
Maintenance payments returned	(109,522)	(172,570)
Release to income upon sale	(66,418)	(14,079)
Release to income other than upon sale	(145,006)	(698,429)	(a)
Lessor contribution, top-ups and other	6,559	(53,627)	(a)
Accrued maintenance liability at end of period	$2,567,107	$2,315,468

(a)Accrued maintenance liability released to income other than upon sale and lessor contribution, top-ups and other for the six months ended June 30, 2022 included amounts related to the Ukraine Conflict. Refer to Note 18—Net charges related to Ukraine Conflict for further details.